Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity File Number	001-41765
Entity Registrant Name	MIRA PHARMACEUTICALS, INC.
Entity Central Index Key	0001904286
Entity Tax Identification Number	85-3354547
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	855 N Wolfe Street
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21205
City Area Code	(737)
Local Phone Number	289-0835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MIRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false